Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investment Securities:
Available-for-sale securities	$ 532,110	¥ 43,633,000	¥ 46,938,000
Non-marketable equity securities	22,402	1,837,000	1,971,000
Investment securities, Carrying amount	$ 554,512	¥ 45,470,000	¥ 48,909,000